Consolidated Statement of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Earnings from continuing operations	$ 1,072	$ 131	$ 6,105	$ 322
Adjustments for:
Depreciation	42	43	88	83
Share of post-tax (earnings) losses in equity method investments	(1,092)	153	(7,389)	207
Deferred tax	249	(34)	923	(37)
Other	33	(17)	63	(6)
Changes in working capital and other items	15	(7)	800	(250)
Operating cash flows from continuing operations	471	417	888	608
Operating cash flows from discontinued operations	(9)	5	(46)	(10)
Net cash provided by operating activities	462	422	842	598
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	0	2	(3)	(122)
Proceeds from disposals of businesses and investments	10	4	15	1
Dividend from sale of LSEG shares	0	0	994	0
Capital expenditures	(113)	(145)	(233)	(287)
Proceeds from disposals of property and equipment	0	45	0	64
Other investing activities	52	1	53	2
Taxes paid on sale of Refinitiv and LSEG shares	(438)	0	(444)	0
Investing cash flows from continuing operations	(489)	(93)	382	(342)
Investing cash flows from discontinued operations	0	0	(42)	0
Net cash (used in) provided by investing activities	(489)	(93)	340	(342)
FINANCING ACTIVITIES
Proceeds from debt	0	999	0	2,019
Repayments of debt	0	(1,000)	0	(1,645)
Net borrowings under short-term loan facilities	0	0	0	118
Payments of lease principal	(22)	(18)	(43)	(36)
Repurchases of common shares	0	0	(200)	(200)
Other financing activities	0	(4)	5	(16)
Net cash used in financing activities	(216)	(205)	(627)	(125)
(Decrease) increase in cash and bank overdrafts	(243)	124	555	131
Translation adjustments	1	0	0	(10)
Cash and bank overdrafts at beginning of period	2,584	822	1,787	825
Cash and bank overdrafts at end of period	2,342	946	2,342	946
Cash and bank overdrafts at end of period comprised of:
Cash and cash equivalents	2,342	946	2,342	946
Supplemental cash flow information is provided in note 16.
Interest paid, net of debt-related hedges	(67)	(62)	(81)	(83)
Interest received	0	1	1	4
Income taxes paid	(503)	(18)	(589)	(34)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	0	0	(1)	(1)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	(194)	(182)	(388)	(364)
Computer software [member]
Adjustments for:
Amortization expense	122	118	237	229
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 30	$ 30	$ 61	$ 60